Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued Capital	Share Option Reserve	Investment Revaluation Reserve	Foreign Currency Translation Reserve	Warrant Reserve	(Accumulated losses)
Opening balance at Jun. 30, 2024	$ 480,355	$ 1,310,813	$ 106,842	$ (1,286)	$ (40,222)	$ 12,969	$ (908,761)
Loss for the period	(47,934)						(47,934)
Other comprehensive income/(loss)	81			194	(113)
Total comprehensive profit/(loss) for the period	(47,853)			194	(113)		(47,934)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	2,231	2,231
Contributions of equity for unissued ordinary shares, net of transaction costs	3,550	3,550
Transactions with owners in their capacity as owners	5,781	5,781
Tax credited / (debited) to equity	212		212
Transfer of exercised options	0	3,613	(3,613)
Fair value of share-based payments	22,767		22,767
Increase (decrease) in equity	22,979	3,613	19,366
Closing Balance at Dec. 31, 2024	461,262	1,320,207	126,208	(1,092)	(40,335)	12,969	(956,695)
Opening balance at Jun. 30, 2024	480,355	1,310,813	106,842	(1,286)	(40,222)	12,969	(908,761)
Closing Balance at Jun. 30, 2025	597,442	1,508,846	126,504	(912)	(39,062)	12,969	(1,010,903)
Loss for the period	(40,162)						(40,162)
Other comprehensive income/(loss)	400			163	237
Total comprehensive profit/(loss) for the period	(39,762)			163	237		(40,162)
Transactions with owners in their capacity as owners:
Contributions of equity net of transaction costs	5,437	5,437
Transactions with owners in their capacity as owners	5,437	5,437
Tax credited / (debited) to equity	445		445
Transfer of exercised options	0	5,173	(5,173)
Fair value of share-based payments	11,122		11,122
Increase (decrease) in equity	11,567	5,173	6,394
Closing Balance at Dec. 31, 2025	$ 574,684	$ 1,519,456	$ 132,898	$ (749)	$ (38,825)	$ 12,969	$ (1,051,065)